Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income/(loss)	$ (47,286)	$ 190,450	$ (12,031)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	274,281	192,891	196,309
Commitments fees on undrawn line of credit	0	6,376	5,760
Amortization, write off of deferred financing fees	30,156	11,866	12,940
Amortization of convertible senior notes debt discount	34,144	26,516	1,769
Amortization of fair value of acquired time charters and drilling contracts	7,534	(5,557)	(9,462)
Amortization of cash flow hedge reserve	13,088	(11,539)	(5,262)
Vessel impairment charge	144,688	3,588	1,578
Loss (Gain )on sale of assets, net	3,357	(9,435)	(2,045)
Gain on contract cancellation	(6,202)	0	(15,270)
Gain on vessel insurance proceeds	(25,064)	0	0
Gain on sale of notes	(1,406)	0	0
Forfeiture of advances for vessel acquisitions	0	0	93,158
Contract termination fees	0	0	99,205
Amortization of stock based compensation	26,568	24,200	38,071
Interest income on restricted cash	(4,318)	(6,205)	(6,997)
Change in fair value of derivatives	(38,155)	48,439	(60,230)
Security deposits for derivatives	45,500	(37,900)	(9,100)
Amortization of free lubricants benefit	(15)	(24)	(333)
Changes in operating assets and liabilities:
Trade accounts receivable	(114,420)	41,477	(14,240)
Due from related parties	(5,211)	6,610	(15,451)
Other current assets	(49,662)	(6,208)	(16,059)
Accounts payable and other current liabilities	29,567	(10,336)	1,259
Pension Liability	1,002	1,415	(142)
Accrued liabilities	45,561	14,133	13,887
Due to related parties	(5,805)	0	0
Other non - current assets	(2,351)	0	126
Deferred revenue	(1,116)	(2,956)	(3,316)
Net Cash Provided by Operating Activities	354,435	477,801	294,124
Cash Flows from Investing Activities:
Vessel insurance proceeds	58,200	0	516
Business acquisitions, net of cash acquired	(58,743)	0	0
Cash from acquisition of drillships	0	0	248
Purchase of notes	(75,000)	0	0
Sale of notes	58,406	0	0
Advances for vessel acquisitions / rigs and drillships under construction	(2,221,427)	(890,098)	(129,889)
Delivery payment for rig/drillship under construction	0	(294,569)	0
Option for future construction of rigs/drillships	0	(99,024)	0
Vessels acquisitions and improvements	0	(43,448)	(48,542)
Drilling rigs, drillships, equipment and other improvements	(78,480)	(10,136)	(14,540)
Proceeds from sale of vessels and contract cancellation	119,059	73,317	45,433
Proceeds from sale of subsidiary	0	0	100
Increase in restricted cash	0	(416,790)	(35,363)
Decrease in restricted cash	375,591	0	12,087
Net Cash Used in Investing Activities	(1,822,394)	(1,680,748)	(169,950)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	0	237,202	447,810
Proceeds from long-term credit facility	2,555,102	8,250	855
Proceeds from short-term credit facility	0	300,000	150,000
Payments of short-term credit facility	(300,000)	(247,717)	(355,052)
Principal payments and repayments of long-term debt	(877,793)	(217,726)	(874,344)
Net proceeds from common stock issuance	0	341,774	950,555
Net proceeds from sale in ownerships of subsidiary	0	488,301	0
Proceeds from share-lending arrangement	0	100	261
Acquisition of non controlling interests	0	0	(50,000)
Payment of financing costs	(49,737)	(8,876)	(4,204)
Net Cash Provided by Financing Activities	1,327,572	901,308	265,881
Net increase/ (decrease) in cash and cash equivalents	(140,387)	(301,639)	390,055
Cash and cash equivalents at beginning of year	391,530	693,169	303,114
Cash and cash equivalents at end of year	251,143	391,530	693,169
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	34,117	58,851	63,814
Income taxes	23,199	19,803	13,233
Non cash financing and investing activities:
Issuance of non-vested shares	90	45	1
Issuance of common stock and warrants for termination agreements	0	0	79,247
Deemed shareholders contribution	0	0	19,958
Fair value of shares issued for the acquisition of non controlling interest	0	0	268,000
Difference between the consideration received and the equity attributed to non-controlling interest	0	153,092	357,877
Fair value of preferred share dividend	$ 4,466	$ 13,624	$ 7,497